Pension and Post-Retirement and Post-Employment Benefits - Schedule of Estimated Future Benefit Payments (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2015	305
2016	316
2017	328
2018	339
2019	350
2020 through to 2024	1,889
Total estimated future benefit payments through to 2024	3,527
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2015	50
2016	52
2017	54
2018	56
2019	59
2020 through to 2024	332
Total estimated future benefit payments through to 2024	603